[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                         2

  Portfolio Management Discussion                          3

  Schedule of Investments                                  4

  Financial Statements                                     9

  Notes to Financial Statements                           13

PIONEER EMERGING MARKETS VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

International Common Stocks                            73%
Depositary Receipts for International Stocks           25%
International Preferred Stocks                          1%
U.S. Common Stocks                                      1%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

South Korea                       16%
Taiwan                            13%
South Africa                      10%
Brazil                             9%
India                              8%
Hong Kong                          6%
Mexico                             5%
Malaysia                           5%
Thailand                           4%
China                              4%
Russia                             3%
Singapore                          3%
Indonesia                          2%
Turkey                             2%
Chile                              2%
Israel                             2%
Philippines                        1%
Peru                               1%
Hungary                            1%
Poland                             1%
Egypt                              1%
Czech Republic                     1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. Anglogold Ltd.                           2.36%
  2. Samsung Electronics                      2.23
  3. Telefonos de Mexico SA                   1.89
  4. SK Telecom Co., Ltd.                     1.80
  5. Petrobras Brasileiro                     1.76

Holdings will vary for other periods

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         6/30/02        12/31/01
Net Asset Value per Share                                $ 11.84        $  11.19

DISTRIBUTIONS PER SHARE                                SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)                    DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $  0.0552      $      -        $       -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EMERGING MARKETS VCT PORTFOLIO at net asset value, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                        PIONEER EMERGING          MSCI EMERGING MARKETS
                  MARKETS VCT PORTFOLIO*                     FREE INDEX
5/31/00                $          10,000              $          10,000
6/30/00                $           7,575              $           7,808
6/30/01                $           7,017              $           7,623
6/30/02                $           7,459              $           7,781

Index comparison begins 4/30/00. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Class                  -16.68%
(5/1/00)
1 Year                           3.25%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

For the six months ended June 30, 2002, Pioneer Emerging Markets VCT Portfolio's Class II shares delivered total returns at net asset value of 6.30%. Over the same time period, the MSCI Emerging Markets Free Index had a total return of 2.08%.

In the following discussion, Mark Madden, portfolio manager of Pioneer Emerging Markets VCT Portfolio, addresses the factors impacting the Portfolio's performance and the outlook for emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS IN THE SIX MONTHS
   ENDED JUNE 30, 2002?

A: Emerging equity markets bottomed in late September 2001 marking the end of a twenty-month slide during which equity values more than halved. The bear market was the result of a slowing global economy, concerns relating to historically high valuations of stocks in major markets such as the United States, and political uncertainty in several emerging markets. The rally in emerging market stocks that began in early October initially was a "relief rally" as fears of a global recession following the events of September 11th proved unfounded. The rally gained strength as economic data showed the strong resilience of many emergent market economies during a difficult period for the global economy overall. In addition, earnings of companies in emerging markets were stronger than in many other regions of the world while valuations of emerging market stocks were cheap relative to those of U.S. and European equities. Global investors began to recognize the attractive investment opportunities in emerging markets and increased their exposure to the asset class.

Q: WHAT IS YOUR INVESTMENT STRATEGY?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects, proven management ability and stocks selling at a discount to our estimation of fair value. We look for companies that are well positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q: WHERE ARE YOU FINDING ATTRACTIVE OPPORTUNITIES IN EMERGING MARKETS?

A: As for countries, we continue to overweight (compared to its benchmark index)
   China, India and Thailand. We believe that these countries are poised to show healthy economic growth and are finding stocks in these countries that are attractively valued. The Portfolio is underweight in Mexico and Taiwan. We decided to limit investments in these countries given the heavy dependence of their economies on exports to the United States and other countries that are experiencing slowing growth. The Portfolio also has been underweight in Brazil and South Africa as domestic political turmoil continues to hinder the countries' efforts at economic reform. We have, however, maintained large positions in selected mining companies that have benefited from declining local currency costs and strong product (especially gold) prices.

   As for sectors, we prefer domestic-oriented sectors such as the consumer and financial sectors. The domestic economies of many emerging market countries are showing accelerating growth with strong consumer spending, characteristics that can bolster earnings in these sectors. The Portfolio is still underweight in technology, although less so than it was six months ago. We believe that demand will continue to be weak across many segments of the technology sector; however, we are finding attractive opportunities in some technology stocks that have relatively strong earnings potential despite the weak environment for technology spending.

Q: WHAT IS YOUR OUTLOOK?

A: We are optimistic about the prospects for emerging markets. First, low interest rates and abundant liquidity in many emerging markets provide a very positive environment for equity investing. Second, valuations of emerging market stocks are attractive relative to other regions of the world. Finally, if the global economy is poised to recover in 2002, earnings growth should be strong for many emerging market companies.

Investing in emerging markets carries its own set of risks including, but not limited to, currency fluctuations and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

SHARES                                                                       VALUE
            CONVERTIBLE PREFERRED STOCK - 0.2%

            CONSUMER DURABLES & APPAREL - 0.2%
            LEISURE PRODUCTS - 0.2%
    48,600  Berjaya Sports                                             $    32,741
                                                                       -----------
            TOTAL CONVERTIBLE PREFERRED STOCK
            (Cost $32,722)                                             $    32,741
                                                                       -----------

            PREFERRED STOCKS - 2.1%
            CAPITAL GOODS - 0.4%
            AEROSPACE & DEFENSE - 0.4%
     3,500  Embraer Aircraft Corp. (A.D.R.)                            $    74,900
                                                                       -----------
            TOTAL CAPITAL GOODS                                        $    74,900
                                                                       -----------

            BANKS - 0.4%
 1,188,200  Banco Itau SA                                              $    67,201
                                                                       -----------
            TOTAL BANKS                                                $    67,201
                                                                       -----------

            TELECOMMUNICATION SERVICES - 0.5%
            INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
     8,001  Tele Norte Leste Participacoes (A.D.R.)                    $    79,610
                                                                       -----------
            TOTAL TELECOMMUNICATION SERVICES                           $    79,610
                                                                       -----------

            UTILITIES - 0.8%
            ELECTRIC UTILITIES - 0.8%
    24,300  Centrais Electricas Brasileiras SA (A.D.R.)                $   112,978
 2,104,436  Cemig-Cia Energetica                                            23,678
                                                                       -----------
                                                                       $   136,656
                                                                       -----------
            TOTAL UTILITIES                                            $   136,656
                                                                       -----------
            TOTAL PREFERRED STOCKS
            (Cost $367,993)                                            $   358,367
                                                                       -----------

            COMMON STOCKS - 97.7%

            MISCELLANEOUS - 0.2%
     6,300  Empresa Nacional De Telecom*                               $    33,881
                                                                       -----------
            TOTAL MISCELLANEOUS                                        $    33,881
                                                                       -----------

            ENERGY - 7.6%
            INTEGRATED OIL & GAS - 5.2%
    50,900  CNOOC Ltd.                                                 $    68,195
     3,680  Lukoil Holding (A.D.R.)                                        239,200
    17,400  Petrobras Brasileiro                                           302,760
     2,200  Petroleo Brasileiro SA                                          41,492
     9,600  Surgutneftegaz (A.D.R.)*                                       188,640
11,155,550  Tupras-Turkiye Petrol Rafinerileri AS                           45,734
                                                                       -----------
                                                                       $   886,021
                                                                       -----------

            OIL & GAS EXPLORATION & PRODUCTION - 1.3%
   383,000  China Petroleum & Chemical                                 $    68,255
     4,200  Mol Magyar Olaj                                                 79,347
    87,400  PTT Public Company Ltd.                                         75,707
                                                                       -----------
                                                                       $   223,309
                                                                       -----------

            OIL & GAS REFINING MARKETING & TRANSPORTATION - 1.1%
     8,300  Bharat Petroleum Corp., Ltd.*                              $    45,365
    10,300  Hindustan Petroleum                                             55,895
     5,100  Polski Koncern Nafto (G.D.R.)*                                  44,370
     3,100  SK Corp.                                                        53,342
                                                                       -----------
                                                                       $   198,972
                                                                       -----------
            TOTAL ENERGY                                               $ 1,308,302
                                                                       -----------

            MATERIALS - 15.2%
            COMMODITY CHEMICALS - 1.9%
     4,669  Daelim Industrial Co.                                      $    50,455
     6,800  Reliance Industries Ltd. (144A)*                                81,464
26,700,000  Ultrapar Participacoes SA                                      193,478
                                                                       -----------
                                                                       $   325,397
                                                                       -----------

            CONSTRUCTION MATERIALS - 0.1%
     2,232  Suez Cement Co.                                            $    15,401
                                                                       -----------

            DIVERSIFIED CHEMICALS - 0.6%
     1,700  LG Chemicals, Ltd.*                                        $    61,471
   111,090  Sinopac Holdings Co.*                                           48,546
                                                                       -----------
                                                                       $   110,017
                                                                       -----------

            DIVERSIFIED METALS & MINING - 1.3%
     4,300  Companhia Vale do Rio Doce (A.D.R.)                        $   111,585
    18,500  KGHM Polska Miedz SA                                            60,059
   121,000  Yanzhou Coal Mining (Class H)                                   44,601
                                                                       -----------
                                                                       $   216,245
                                                                       -----------

            PAPER PRODUCTS - 0.9%
     4,600  Aracruz Cellulose                                          $    92,000
    75,600  Formosa Chemicals & Fibre Corp.                                 68,789
                                                                       -----------
                                                                       $   160,789
                                                                       -----------

            PRECIOUS METALS & MINERALS - 5.9%
    12,002  Anglo American Plc                                         $   198,998
     7,475  Anglogold Ltd.                                                 404,526
     5,600  Compania de Minas Buenaventura SA                              143,360
    22,400  Gold Fields Ltd.                                               273,098
                                                                       -----------
                                                                       $ 1,019,982
                                                                       -----------

            SPECIALTY CHEMICALS - 1.7%
    89,200  Formosa Plastic Corp.                                      $   107,061
    25,100  Indian Petrochemicals Corp., Ltd.                               78,187
   108,030  Nan Ya Plastics Corp.                                          101,207
                                                                       -----------
                                                                       $   286,455
                                                                       -----------

            STEEL - 2.8%
   185,880  China Steel Corp., Ltd.                                    $    95,694
     4,600  Pohang Iron & Steel Co., Ltd. (A.D.R.)                         125,442
    29,400  Remgro Limited                                                 196,709
    18,800  Tata Iron and Steel Co., Ltd.                                   54,061
                                                                       -----------
                                                                       $   471,906
                                                                       -----------
            TOTAL MATERIALS                                            $ 2,606,192
                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                       VALUE
            CAPITAL GOODS - 3.5%
            BUILDING PRODUCTS - 0.3%
     8,300  Daewoo Heavy Industries & Machinery Ltd.*                  $    59,680
                                                                       -----------

            CAPITAL GOODS - 0.3%
    17,900  Daewoo Heavy Industries*                                   $    42,555
                                                                       -----------

            ELECTRICAL COMPONENTS & EQUIP. - 1.1%
    27,000  Bharat Heavy Electricals (Demat Shares)                    $    98,142
   100,800  Techtronic Industries Co.                                       85,941
                                                                       -----------
                                                                       $   184,083
                                                                       -----------

            INDUSTRIAL CONGLOMERATES - 0.6%
    38,000  China Resources Enterprise Ltd.                            $    44,578
   259,300  Glorious Sun Enterprises Ltd.                                   53,191
                                                                       -----------
                                                                       $    97,769
                                                                       -----------

            INDUSTRIAL MACHINERY - 1.2%
    22,900  Tubos de Acero de Mexico SA (A.D.R.)                       $   210,680
                                                                       -----------
            TOTAL CAPITAL GOODS                                        $   594,767
                                                                       -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.8%
            DATA PROCESSING SERVICES - 0.3%
   156,500  Shinawatra Computer Co., Plc*                              $    52,719
                                                                       -----------

            DIVERSIFIED COMMERCIAL SERVICES - 0.5%
    19,607  Bidvest Group Ltd.                                         $    87,104
                                                                       -----------
            TOTAL COMMERCIAL SERVICES & SUPPLIES                       $   139,823
                                                                       -----------

            TRANSPORTATION - 1.0%
            MARINE - 0.4%
    20,900  Samsung Heavy Industries Co., Ltd.*                        $    76,442
                                                                       -----------

            RAILROADS - 0.3%
    30,000  Malaysia International Shipping Bhd                        $    56,447
                                                                       -----------

            TRANSPORTATION - 0.3%
    20,400  Hyundai Merchant Marine Co.*                               $    44,599
                                                                       -----------
            TOTAL TRANSPORTATION                                       $   177,488
                                                                       -----------

            AUTOMOBILES & COMPONENTS - 6.7%
            AUTO PARTS & EQUIPMENT - 1.3%
    42,100  Cycle & Carriagen Co.                                      $   112,982
     2,400  Halla Climate Control Co.                                      107,531
                                                                       -----------
                                                                       $   220,513
                                                                       -----------

            AUTOMOBILE MANUFACTURERS - 5.4%
    19,000  Edaran Otomobile Nasional Bhd                              $    55,000
     6,000  Hyundai Heavy Industries                                       125,436
     6,900  Hyundai Motor Company Ltd.*                                    207,344
     8,000  Kia Motors*                                                     73,150
 9,277,000  Koc Holdings AS*                                                90,693
    29,000  Mahindra & Mahindra Ltd. (G.D.R.)                               64,525
     4,500  Mahindra & Mahindra Ltd. (G.D.R.) (144A)                        10,013
    22,000  Perusahaan Otomobil                                             55,289
   176,000  PT Astra International*                                         85,849
    60,900  Sime Darby Bhd                                                  80,132
    27,599  Tata Engineering & Locomotive Co.*                              87,694
                                                                       -----------
                                                                       $   935,125
                                                                       -----------
            TOTAL AUTOMOBILES & COMPONENTS                             $ 1,155,638
                                                                       -----------

            CONSUMER DURABLES & APPAREL - 2.7%
            APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
    72,000  Giordano International Ltd.                                $    44,309
                                                                       -----------

            HOME FURNISHINGS - 0.8%
   319,569  Far Eastern Textile Ltd. (G.D.R.)                          $   141,085
                                                                       -----------

            HOMEBUILDING - 0.2%
   315,900  Ayala Land, Inc.                                           $    35,152
                                                                       -----------

            LEISURE PRODUCTS - 1.2%
     6,335  Bajaj Auto Ltd. (Demat Shares)                             $    65,807
    36,000  Berjaya Sports Toto Bhd                                         35,621
    16,900  Hero Honda Motors                                              106,671
                                                                       -----------
                                                                       $   208,099
                                                                       -----------

            TEXTILES - 0.2%
    50,000  Texwinca Holdings Ltd.*                                    $    42,950
                                                                       -----------
            TOTAL CONSUMER DURABLES & APPAREL                          $   471,595
                                                                       -----------

            HOTELS, RESTAURANTS & LEISURE - 1.3%
            HOTELS, RESORTS & CRUISE LINES - 0.9%
    21,949  Indian Hotels Co., Ltd.                                    $    73,785
    30,000  Resorts World Bhd                                               83,684
                                                                       -----------
                                                                       $   157,469
                                                                       -----------

            RESTAURANTS - 0.4%
    56,400  Kentucky Fried Chicken Bhd                                 $    66,493
                                                                       -----------
            TOTAL HOTELS RESTAURANTS & LEISURE                         $   223,962
                                                                       -----------

            MEDIA - 1.3%
            MEDIA - 0.5%
     8,000  Balaji Telefilms Ltd.*                                     $    82,137
                                                                       -----------

            MOVIES & ENTERTAINMENT - 0.4%
    27,400  Tanjong Plc                                                $    73,547
                                                                       -----------

            PUBLISHING - 0.4%
   396,000  Oriental Press                                             $    61,940
                                                                       -----------
            TOTAL MEDIA                                                $   217,624
                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                       VALUE
            RETAILING - 0.5%
            GENERAL MERCHANDISE STORES - 0.5%
    74,000  Convenience Retail Asia Ltd.*                              $    27,514
   216,000  Global Green Tech Group Ltd.*                                   54,279
                                                                       -----------
                                                                       $    81,793
                                                                       -----------
            TOTAL RETAILING                                            $    81,793
                                                                       -----------

            FOOD & DRUG RETAILING - 3.5%
            FOOD DISTRIBUTORS - 0.5%
     5,200  Compania Cervecerias Unidas SA                             $    79,820
                                                                       -----------

            FOOD RETAIL - 3.0%
     1,500  Companhia Brasileira de Distribuicao Grupo Pao Acular*     $    26,685
     1,480  Cheil Jedang Corp.                                              60,467
     3,800  Distribucion y Servicio D&A SA                                  45,182
 1,302,200  Migros Turk T.A.S.                                              56,671
    88,000  People's Food Holdings Ltd.                                     62,777
    63,359  President Chain Store Corp.                                    118,526
   599,800  PT Indofood Sukses Makmur Tbk                                   74,003
    12,100  Santa Isabel SA                                                 28,072
     6,000  Tiger Brands Ltd.                                               40,538
                                                                       -----------
                                                                       $   512,921
                                                                       -----------
            TOTAL FOOD & DRUG RETAILING                                $   592,741
                                                                       -----------

            FOOD, BEVERAGE & TOBACCO - 5.1%
            DISTILLERS & VINTNERS - 2.6%
 1,190,000  Andalou Efes*                                              $    23,267
     5,200  Companhia De Bebidas                                            80,808
    91,400  Grupo Modelo SA de CV                                          214,477
    16,000  South African Breweries Plc                                    125,840
                                                                       -----------
                                                                       $   444,392
                                                                       -----------

            SOFT DRINKS - 1.5%
     6,400  Embotelladora Andina SA (A.D.R.)                           $    45,760
     1,900  Fomento Economico Mexicano SA de CV                             74,518
    14,000  Fraser & Neave Ltd.                                             62,222
    13,800  Sermsuk Public Company Ltd.                                     83,013
                                                                       -----------
                                                                       $   265,513
                                                                       -----------

            TOBACCO - 1.0%
     6,000  British American Tabacco (Malaysia) Bhd                    $    56,053
   116,000  PT Hanjaya Mandala Sampoerna Tbk*                               54,585
     4,310  ITC Ltd.                                                        57,280
                                                                       -----------
                                                                       $   167,918
                                                                       -----------
            TOTAL FOOD, BEVERAGE & TOBACCO                             $   877,823
                                                                       -----------

            HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
            HOUSEHOLD PRODUCTS - 1.4%
 4,802,040  Arcelik AS*                                                $    30,287
     3,400  LG Household & Health Care Ltd.*                               102,170
   143,300  Steinhoff International Holdings Ltd.*                         113,148
                                                                       -----------
                                                                       $   245,605
                                                                       -----------
            TOTAL HOUSEHOLD & PERSONAL PRODUCTS                        $   245,605
                                                                       -----------

            HEALTH CARE EQUIPMENT & SERVICES - 0.3%
            HEALTH CARE DISTRIBUTORS & SERVICES - 0.3%
       750  Teva Pharmaceutical Industries Ltd.                        $    50,085
                                                                       -----------
            TOTAL HEALTH CARE EQUIPMENT & SERVICES                     $    50,085
                                                                       -----------

            PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
            BIOTECHNOLOGY - 0.2%
     1,900  Dr. Reddy's Laboratories (A.D.R.)*                         $    36,860
                                                                       -----------

            PHARMACEUTICALS - 0.8%
     1,245  Aventis Pharmaceuticals*                                   $     9,428
     1,400  Gideon Richter (G.D.R.)                                         81,620
     2,200  Ranbaxy Laboratories Ltd.                                       39,722
                                                                       -----------
                                                                       $   130,770
                                                                       -----------
            TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                      $   167,630
                                                                       -----------

            BANKS - 11.2%
     4,644  Banco Bradesco SA                                          $    91,719
       900  Banco Itau SA                                                   25,200
     2,500  Banco Santander Cental Hispano SA                               32,500
     1,900  Banco Santiago*                                                 32,965
    68,700  Bangkok Bank Ltd. (Foreign Shares)*                            113,233
     2,181  Bank Zachodni                                                   33,954
   151,964  Chinatrust Financial Holding Company Ltd.*                     134,180
    28,000  Commerce Asset Holdings Bhd                                     60,421
     6,200  Commercial International Bank                                   37,120
     9,200  Credicorp Ltd.                                                  71,576
    28,000  Development Bank of Singapore Ltd.                             196,575
     4,254  Kookmin Bank                                                   206,512
    67,900  Malayan Banking Bhd                                            157,242
     9,500  MISR International                                              15,913
   130,800  National Finance Public Co., Ltd.*                              50,356
    12,000  Overseas-Chinese Banking Corp., Ltd.                            79,490
    72,000  PT Lippo Bank (Certificate of Entitlement)*                          -
    62,600  Public Bank Berhad (Foreign)                                    56,999
     4,025  Shinhan Financial Group Co., Ltd.                               56,879
   168,800  Siam Commercial Bank Plc (Foreign Shares)*                     118,802
    18,600  Standard Bank Group Ltd.*                                       58,243
    13,200  State Bank of India                                             64,973
14,418,496  Turkiye Is Bankasi (Isbank)*                                    37,285
     3,400  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (144A)       56,440
   175,100  United World Chinese Commercial Bank                           124,210
14,041,213  Yapi ve Kredi Bankasi AS*                                       13,948
                                                                       -----------
                                                                       $ 1,926,735
                                                                       -----------
            TOTAL BANKS                                                $ 1,926,735
                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                       VALUE
            DIVERSIFIED FINANCIALS - 5.2%
            DIVERSIFIED FINANCIAL SERVICES - 5.2%
 1,793,000  Alarko Holding AS                                          $    22,617
    67,000  Alexander Forbes Ltd.*                                         102,188
    28,200  Bank of East Asia                                               56,763
     1,030  Chang Hwa Commercial Bank                                          524
   205,776  China Development Fianancial*                                  140,428
    34,700  Citic Pacific Ltd.                                              75,186
     5,300  Daewoo Securities Co.*                                          25,024
   101,450  FirstRand Limited                                               74,920
    35,000  Grupo Financiero BBVA Banco*                                    28,535
12,827,333  Haci Omer Sabanci Holding AS*                                   31,553
     2,700  Housing Development Finance Corp., Ltd. (Demat Shares)          35,991
    53,700  Kiatnakin Finance Plc (Foreign Shares)*                         50,715
   100,400  Polaris Securities Co., Ltd.*                                   46,579
     2,300  Samsung Securities Co., Ltd.*                                   65,769
    66,100  Sanlam Ltd.                                                     54,358
   348,000  SM Prime Holdings                                               38,033
    57,240  Yuanta Securities Co., Ltd.*                                    35,464
                                                                       -----------
                                                                       $   884,647
                                                                       -----------
            TOTAL DIVERSIFIED FINANCIALS                               $   884,647
                                                                       -----------

            INSURANCE - 1.3%
            MULTI-LINE INSURANCE - 0.4%
     1,100  Samsung Fire & Marine Insurance*                           $    67,664
                                                                       -----------

            PROPERTY & CASUALTY INSURANCE - 0.9%
   109,539  Cathay Financial Holdings Co.*                             $   161,309
                                                                       -----------
            TOTAL INSURANCE                                            $   228,973
                                                                       -----------

            REAL ESTATE - 0.8%
            REAL ESTATE INVESTMENT TRUSTS - 0.4%
   280,700  New World China Land Ltd.*                                 $    73,776
                                                                       -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
    60,700  Great Eagle Holdings Ltd.                                  $    66,539
                                                                       -----------
            TOTAL REAL ESTATE                                          $   140,315
                                                                       -----------

            SOFTWARE & SERVICES - 1.6%
            APPLICATION SOFTWARE - 1.6%
     5,500  Check Point Software Technologies Ltd.*                    $    74,580
     1,300  Infosys Technologies Ltd.                                       87,400
     2,000  Modia Co., Ltd.*                                                72,153
     1,500  Wipro Ltd. (A.D.R.)                                             44,955
                                                                       -----------
                                                                       $   279,088
                                                                       -----------
            TOTAL SOFTWARE & SERVICES                                  $   279,088
                                                                       -----------

            TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
            COMPUTER HARDWARE - 2.6%
    22,000  Compal Electronics*                                        $    21,137
     1,400  Samsung Electronics Co.                                        382,876
    35,200  Synnex Technology International Corp.                           40,352
                                                                       -----------
                                                                       $   444,365
                                                                       -----------

            COMPUTER STORAGE & PERIPHERALS - 0.2%
     6,700  Moser-Baer India Ltd.*                                     $    35,269
                                                                       -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
    23,000  Asustek Computer, Inc.                                     $    69,186
     9,400  Elbit Systems Ltd.                                             155,184
    28,150  Elec & Eltek International Co., Ltd.                            57,426
       150  L.G. Electronics, Inc.                                           4,414
     3,450  L.G. Electronics, Inc.*                                        137,656
    82,000  Phoenixtec Power Co., Ltd.                                      63,568
    71,000  Varitronix International Ltd.                                   43,921
   103,000  Yageo Corp.*                                                    45,627
                                                                       -----------
                                                                       $   576,982
                                                                       -----------

            SEMICONDUCTORS - 3.6%
    33,000  Hon Hai Precision Industry                                 $   134,825
     7,600  Siliconware Precision Industries Co. (A.D.R.)*                  26,220
   133,100  Taiwan Semiconductor Manufacturing Co.*                        270,901
    13,970  Topco Scientific Co., Ltd.                                      43,486
   115,000  United Microelectronics Corp., Ltd.*                           138,028
                                                                       -----------
                                                                       $   613,460
                                                                       -----------

            TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
    12,200  Promos Technologies (G.D.R.) (144A)*                       $    53,558
                                                                       -----------
            TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                      $ 1,723,634
                                                                       -----------

            TELECOMMUNICATION SERVICES - 10.7%
            INTEGRATED TELECOMMUNICATION SERVICES - 5.7%
    47,500  Asia Satellite Telecommunications Holdings Ltd.            $    78,560
     5,003  Brasil Telecom Participacoes SA*                                    17
     1,400  Brasil Telecom Participacoes SA                                 39,634
        22  Carso Global Telecom*                                               24
         1  Celular CRT Participacoes SA                                         -
     4,000  Compania de Telephonos de Chile SA (A.D.R.)                     49,000
       700  Korea Telecom Corp.                                             28,105
     3,400  KT Corp.*                                                       73,610
    11,200  Philippine Long Distance Telephone Co.*                         82,345
     7,200  PT Indosat Indonesian Satellite Corp.                           89,928
     4,000  SPT Telecom AS                                                  33,199
    11,600  Tele Centro Oeste Celular Participacoes SA                      51,388
   218,300  TelecomAsia Corp. Public Co., Ltd.*                             35,193
    10,100  Telefonos de Mexico SA                                         324,008
    10,540  Telekomunik Indonesia SP (A.D.R.)                               92,752
                                                                       -----------
                                                                       $   977,763
                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                       VALUE
            WIRELESS TELECOMMUNICATION SERVICES - 5.0%
     4,800  Advanced Information Service, Plc                          $     4,533
   104,700  Advanced Service Co., Ltd. (Foreign Shares)                    100,770
     5,900  Alumax, Inc.                                                    79,060
        22  America Telecom SA de CV*                                           13
     5,800  China Mobile (Hong Kong) Ltd. (A.D.R.)*                         84,796
    19,200  China Mobile Ltd.*                                              56,863
     3,500  Mobinil-Egyptian Mobile Services*                               20,655
    12,437  SK Telecom Co., Ltd.                                           308,313
    61,700  Smartone Telecommunications*                                    69,612
   165,100  United Communication Industry Public Co., Ltd.*                 73,493
    31,500  Venfin Ltd.*                                                    53,328
                                                                       -----------
                                                                       $   851,436
                                                                       -----------
            TOTAL TELECOMMUNICATION SERVICES                           $ 1,829,199
                                                                       -----------

            UTILITIES - 4.7%
            ELECTRIC UTILITIES - 3.8%
   114,000  Beijing Datang Power Generation Co., Ltd.                  $    50,790
     9,500  Companhia Paranaense de Energia (A.D.R.)*                       38,475
    51,500  Hongkong Electric Holdings Ltd.                                192,471
     1,800  Huaneng Power International, Inc. (A.D.R.)                      57,996
     9,300  Korea Electric Power Corp.                                     170,075
   118,100  Manila Electric Co.*                                            69,229
     8,260  Unified Energy System (G.D.R.)*                                 81,431
                                                                       -----------
                                                                       $   660,467
                                                                       -----------

            GAS UTILITIES - 0.7%
     3,900  Gazprom (A.D.R.)*                                          $    64,740
   234,000  PetroChina Co., Ltd.                                            49,852
                                                                       -----------
                                                                       $   114,592
                                                                       -----------

            WATER UTILITIES - 0.2%
     4,200  Cia Saneamento Basic de Estado de Sao Paulo                $    36,590
                                                                       -----------
            TOTAL UTILITIES                                            $   811,599
                                                                       -----------
            TOTAL COMMON STOCKS
            (Cost $16,386,823)                                         $16,769,139
                                                                       -----------
            RIGHTS/WARRANTS - 0.0%

            TELECOMMUNICATION SERVICES - 0.0%
            INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
    32,210  Telecom Asia Public Co., Ltd.*                             $         -
                                                                       -----------
            TOTAL RIGHTS/WARRANTS
            (Cost $229)                                                $         -
                                                                       -----------
            TOTAL INVESTMENT IN SECURITIES - 100.0%
            (Cost $16,787,767)                                         $17,160,247
                                                                       ===========

*      Non-income producing security.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2002, the value of these securities amounted to $201,475 or 1.04% of total net assets.
(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows:

       South Korea                      16%
       Taiwan                           13%
       South Africa                     10%
       Brazil                            9%
       India                             8%
       Hong Kong                         6%
       Mexico                            5%
       Malaysia                          5%
       Thailand                          4%
       Peoples Rep Of China              4%
       Russia                            3%
       Singapore                         3%
       Indonesia                         2%
       Turkey                            2%
       Chile                             2%
       Israel                            2%
       Philippines                       1%
       Peru                              1%
       Hungary                           1%
       Poland                            1%
       Egypt                             1%
       Czech Republic                    1%
                                       ----
                                       100%
                                       ====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                                           SIX MONTHS
                                                                              ENDED                            5/1/00
                                                                             6/30/02         YEAR ENDED          TO
CLASS II (a)                                                              (UNAUDITED)         12/31/01        12/31/00
Net asset value, beginning of period                                      $      11.19      $      12.08    $      18.02
                                                                          ------------      ------------    ------------
Increase (decrease) from investment operations:
   Net investment income                                                  $      (0.08)     $       0.09    $      (0.02)
   Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                         0.79             (0.98)          (5.59)
                                                                          ------------      ------------    ------------
    Net increase (decrease) from investment operations                    $       0.71      $      (0.89)   $      (5.61)
Distributions to shareowners:
   Net investment income                                                         (0.06)                -               -
   Net realized gain                                                                 -                 -           (0.33)
                                                                          ------------      ------------    ------------
Net increase (decrease) in net asset value                                $       0.65      $      (0.89)   $      (5.94)
                                                                          ------------      ------------    ------------
Net asset value, end of period                                            $      11.84      $      11.19    $      12.08
                                                                          ============      ============    ============
Total return*                                                                     6.30%            (7.37)%        (31.65)%
Ratio of net expenses to average net assets+                                      1.99%**           1.90%           2.11%**
Ratio of net investment income to average net assets+                             0.74%**           1.05%          (0.73)%**
Portfolio turnover rate                                                             99%**            175%            156%**
Net assets, end of period (in thousands)                                  $      9,367      $      7,861    $      5,819
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                   3.39%**           4.12%           4.47%**
   Net investment income (loss)                                                  (0.66)%**         (1.17)%         (3.09)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                   1.99%**           1.90%           2.09%**
   Net investment income (loss)                                                   0.74%**           1.05%          (0.71)%**

(a) Class II shares were first publicly offered May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

                                                                 PIONEER
                                                                 EMERGING
                                                                 MARKETS
                                                              VCT PORTFOLIO
ASSETS:
 Investment in securities, at value (cost $16,787,767)         $ 17,160,247
 Temporary cash investments (at amortized cost)                           -
 Cash                                                             2,181,079
 Foreign currencies, at value                                       168,072
 Receivables -
  Investment securities sold                                         68,525
  Fund shares sold                                                   35,372
  Collateral for securities loaned, at fair value                   436,735
  Variation margin                                                        -
  Dividends, interest and foreign taxes withheld                    100,763
  Forward foreign currency settlement contracts, net                      -
  Forward foreign currency portfolio hedge contracts, net                 -
  Due from Pioneer Investment Management, Inc.                            -
 Other                                                               20,016
                                                               ------------
     Total assets                                              $ 20,170,809
                                                               ------------

LIABILITIES:
 Payables -
  Investment securities purchased                              $    156,989
  Fund shares repurchased                                            14,111
  Dividends                                                             703
  Upon return of securities loaned                                  436,735
  Variation Margin                                                        -
  Forward foreign currency settlement contracts, net                      -
  Forward foreign currency portfolio hedge contracts, net            16,479
 Due to bank                                                              -
 Due to affiliates                                                    9,496
 Accrued expenses                                                   105,233
 Other                                                                  729
                                                               ------------
     Total liabilities                                         $    740,475
                                                               ------------

NET ASSETS:
 Paid-in capital                                               $ 27,204,227
 Accumulated net investment income (loss)                            73,527
 Accumulated undistributed net realized gain (loss)              (8,222,046)
 Net unrealized gain (loss) on:
  Investments                                                       372,480
  Futures contracts                                                       -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                  2,146
                                                               ------------
     Total net assets                                          $ 19,430,334
                                                               ------------

NET ASSET VALUE PER SHARE:
 CLASS I:
 (Unlimited number of shares authorized)
   Net assets                                                  $ 10,063,585
   Shares outstanding                                               846,671
                                                               ------------
  Net asset value per share                                    $      11.89
 CLASS II:
 (Unlimited number of shares authorized)
   Net assets                                                  $  9,366,749
   Shares outstanding                                               791,026
                                                               ------------
  Net asset value per share                                    $      11.84

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/02
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $28,625)         $    228,665
 Interest (net of foreign taxes withheld of $1,037)                  3,687
 Income on securities loaned, net                                      679
 Other                                                                   -
                                                              ------------
       Total investment income                                $    233,031
                                                              ------------

EXPENSES:
 Management fees                                              $     97,269
 Transfer agent fees                                                 1,449
 Distribution fees (Class II)                                       10,138
 Administrative fees                                                18,596
 Custodian fees                                                     98,859
 Professional fees                                                  24,144
 Printing                                                           17,495
 Fees and expenses of nonaffiliated trustees                         2,507
 Miscellaneous                                                       2,799
                                                              ------------
    Total expenses                                            $    273,256
    Less management fees waived and expenses assumed by
     Pioneer Investment Management, Inc.                          (115,427)
                                                              ------------
    Net expenses                                              $    157,829
                                                              ------------
       Net investment income (loss)                           $     75,202
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                 $    264,387
  Futures contracts                                                      -
  Forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies                    (9,226)
                                                              ------------
                                                              $    255,161
                                                              ------------
 Change in net unrealized gain or loss from:
  Investments                                                 $    390,424
  Futures contracts                                                      -
  Forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies                    11,301
                                                              ------------
                                                              $    401,725
                                                              ------------
 Net gain (loss) on investments, futures contracts and
  foreign currency transactions                               $    656,886
                                                              ============
 Net  increase (decrease) in net assets resulting from
  operations                                                  $    732,088
                                                              ============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED           YEAR
                                                                   6/30/02          ENDED
                                                                 (UNAUDITED)      12/31/01
FROM OPERATIONS:
Net investment income (loss)                                    $     75,202    $    175,830
Net realized gain (loss) on investments, futures and
 foreign currency transactions                                       255,161      (4,579,971)
Change in net unrealized gain or loss on  investments,
  futures and foreign  currency transactions                         401,725       3,179,092
                                                                ------------    ------------
    Net increase (decrease) in net assets resulting
     from operations                                            $    732,088    $ (1,225,049)
                                                                ------------    ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                       $    (59,365)   $          -
  Class II                                                           (40,353)              -
Net realized gain
  Class I                                                                  -               -
  Class II                                                                 -               -
Tax return of capital
  Class I                                                                  -               -
  Class II                                                                 -               -
                                                                ------------    ------------
    Total distributions to shareowners                          $    (99,718)   $          -
                                                                ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $  7,860,303    $ 11,680,929
Reinvestment of distributions                                         99,013               -
Cost of shares repurchased                                        (3,919,079)    (10,962,545)
                                                                ------------    ------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                               $  4,040,237    $    718,384
                                                                ------------    ------------
    Net increase (decrease) in net assets                       $  4,672,607    $   (506,665)

NET ASSETS:
Beginning of period                                               14,757,727      15,264,392
                                                                ------------    ------------
End of period                                                   $ 19,430,334    $ 14,757,727
                                                                ============    ============
Accumulated net investment income (loss), end of period         $     73,527    $     98,043
                                                                ============    ============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
     (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Emerging Markets Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolios' investments and income generated by these investments, as well as the Portfolios' ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, such as India, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2002, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

   As of June 30, 2002, Pioneer Fund Portfolio had no open portfolio or settlement hedges.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2002, no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2002, the Portfolio had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of $7,206,307 that expires between 2008 and 2009.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of June 30, 2002, the Portfolio loaned securities having a fair value of $413,612 and received collateral of $436,735.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at an annual rate of 1.15% of the Portfolio's average daily net assets. PIM has agreed not to impose its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit the Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of the Portfolio-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2002, $7,375 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $243 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,878 in distribution fees payable to PFD are at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                         GROSS               GROSS          NET APPRECIATION/
 PORTFOLIO                            TAX COST        APPRECIATION        DEPRECIATION        (DEPRECIATION)
 ------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio         $17,680,402        $ 933,251          $ (1,453,406)       $ (520,155)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $11,055,227 and $7,845,947, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '02 SHARES        '02 AMOUNT
                                      (UNAUDITED)       (UNAUDITED)     '01 SHARES        '01 AMOUNT
 ---------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
 CLASS I:
 Shares sold                              272,947       $ 3,407,094        253,204       $ 2,885,183
 Reinvestment of distributions              4,888            58,661              -                 -
 Shares repurchased                       (45,197)         (552,214)      (419,620)       (4,818,588)
                                         -----------------------------------------------------------
   Net increase (decrease)                232,638       $ 2,913,541       (166,416)      $(1,933,405)
                                         ===========================================================

 CLASS II:
 Shares sold                              364,470       $ 4,453,209        776,451       $ 8,795,746
 Reinvestment of distributions              3,374            40,352              -                 -
 Shares repurchased                      (279,573)       (3,366,865)      (555,217)       (6,143,957)
                                         -----------------------------------------------------------
   Net increase (decrease)                 88,271       $ 1,126,696        221,234       $ 2,651,789
                                         ===========================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2002, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2002, Pioneer Fund Portfolio had no open portfolio or settlement hedges.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DANIEL T. GERACI
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12065-00-0802